Operating leases - Schedule of Lease Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Leases [Abstract]
Operating lease costs	$ 9,287	$ 12,818	$ 22,450	$ 25,689
Income from sub-leases	(301)	(283)	(637)	(561)
Net operating lease costs	$ 8,986	$ 12,535	$ 21,813	$ 25,128